Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		$ 5,334	$ 8,061	$ 7,880
Other comprehensive income (loss) before reclassification, net of tax		448	(1,890)	678
Amounts reclassifed from accumulated OCI, net of tax		(821)	(837)	(497)
Net other comprehensive income (loss), net of tax		(373)	(2,727)	181
Accumulated other comprehensive income, ending balance		4,961	5,334	8,061
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		(1,198)	(26)	(367)
Other comprehensive income (loss) before reclassification, net of tax		(797)	(1,172)	(75)
Amounts reclassifed from accumulated OCI, net of tax	[1]	0	0	416
Net other comprehensive income (loss), net of tax		(797)	(1,172)	341
Accumulated other comprehensive income, ending balance		(1,995)	(1,198)	(26)
Net Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		484	499	450
Other comprehensive income (loss) before reclassification, net of tax		58	0	65
Amounts reclassifed from accumulated OCI, net of tax	[1]	(1)	(15)	(16)
Net other comprehensive income (loss), net of tax		57	(15)	49
Accumulated other comprehensive income, ending balance		541	484	499
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		16	741	445
Other comprehensive income (loss) before reclassification, net of tax		690	(763)	260
Amounts reclassifed from accumulated OCI, net of tax	[2]	38	38	36
Net other comprehensive income (loss), net of tax		728	(725)	296
Accumulated other comprehensive income, ending balance		744	16	741
Defined Benefit Postretirement Plans [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		6,032	6,847	7,352
Other comprehensive income (loss) before reclassification, net of tax		497	45	428
Amounts reclassifed from accumulated OCI, net of tax	[3]	(858)	(860)	(933)
Net other comprehensive income (loss), net of tax		(361)	(815)	(505)
Accumulated other comprehensive income, ending balance		$ 5,671	$ 6,032	$ 6,847

[1]	(Gains) losses are included in Other income (expense) - net in the consolidated statements of income.
[2]	(Gains) losses are included in interest expense in the consolidated statements of income. See Note 10 for additional information.
[3]
The amortization of prior service credits associated with postretirement benefits, net of amounts capitalized as part of construction labor, are included in Cost of services and sales and Selling, general and administrative in the consolidated statements of income (see Note 12).